Restructuring - Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	$ 6,948	$ 5,003
Cost of sales
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	$ 0	$ 391
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of sales	Cost of sales
Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	$ 6,948	$ 4,612
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring, acquisition, integration and other, net	Restructuring, acquisition, integration and other, net